Organization & Basis of Presentation	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Organization & Basis of Presentation

NOTE 1: ORGANIZATION & BASIS OF PRESENTATION

Business Overview

In September of 2006, the Company began operating as Advanced Medical Isotope Corporation, and effective December 28, 2017 the Company changed its name to Vivos Inc (the “Company”). The Company’s predecessor was incorporated under the laws of the state of Delaware in 1994. The Company has authorized capital of 2,000,000,000 shares of common stock, $0.001 par value per share, and 20,000,000 shares of preferred stock, $0.001 par value per share.

Our principal place of business is 719 Jadwin Avenue, Richland, Washington, 99352. Our telephone number is (509) 736-4000. Our corporate website address is http://www.isotopeworld.com. Our common stock is currently listed for quotation on the OTC Pink Marketplace under the symbol “RDGL.”

The Company is a radiation oncology medical device company engaged in the development of its yttrium-90 based brachytherapy device RadioGel™ for the treatment of non-resectable tumors. A prominent team of radiochemists, scientists and engineers, collaborating with strategic partners, including national laboratories, universities and private corporations, lead the Company’s development efforts. The Company’s overall vision is to globally empower physicians, medical researchers and patients by providing them with new isotope technologies that offer safe and effective treatments for cancer.

The Company’s current focus is on the development of its RadioGel™ device. RadioGel™ is an injectable particle-gel, for brachytherapy radiation treatment of cancerous tumors in people and animals. RadioGel™ is comprised of a hydrogel, or a substance that is liquid at room temperature and then gels when reaching body temperature after injection into a tumor. In the gel are small, one micron, yttrium-90 phosphate particles (“Y-90”). Once injected, these inert particles are locked in place inside the tumor by the gel, delivering a very high local radiation dose. The radiation is beta, consisting of high-speed electrons. These electrons only travel a short distance so the device can deliver high radiation to the tumor with minimal dose to the surrounding tissue. Optimally, patients can go home immediately following treatment without the risk of radiation exposure to family members. Since Y-90 has a half-life of 2.7 days, the radioactively drops to 5% of its original value after ten days.

The Company’s lead brachytherapy products, including RadioGel™, incorporate patented technology developed for Battelle Memorial Institute (“Battelle”) at Pacific Northwest National Laboratory, a leading research institute for government and commercial customers. Battelle has granted the Company an exclusive license to patents covering the manufacturing, processing and applications of RadioGel™ (the “Battelle License”). Other intellectual property protection includes proprietary production processes and trademark protection in 17 countries. The Company plans to continue efforts to develop new refinements on the production process, and the product and application hardware, as a basis for future patents.

The Company is currently focusing on obtaining approval from the FDA to market and sell RadioGel™ as a Class II medical device. The Company first requested FDA approval of RadioGel™ in June 2013, at which time the FDA classified RadioGel™ as a medical device. The Company then followed with a 510(k) submission which the FDA responded, in turn, with a request for a physician letter of substantial equivalence and a reformatted 510(k) summary, which the Company provided in January 2014. In February 2014, the FDA ruled the device as not substantially equivalent due to a lack of a predicate device and it was therefore classified as a Class III device. Class III devices are generally the highest risk devices and are therefore subject to the highest level of regulatory review, control and oversight. Class III devices must typically be approved by the FDA before they are marketed. Class II devices represent lower risk devices than Class III and require fewer regulatory controls to provide reasonable assurance of the device’s safety and effectiveness. In contrast, Class I devices are deemed to be lower risk than Class II or III, and are therefore subject to the least regulatory controls.

The Company is currently developing test plans to address issues raised by the FDA in connection with the Company’s previous submissions regarding RadioGel™, including developing specific test plans and specific indication of use. The Company intends to request that the FDA grant approval to re-apply for de novo classification of RadioGel™, which would reclassify the device from a Class III device to a Class II device, further simplifying the path to FDA approval. In the event the FDA denies the Company’s application and subsequently determines during the de novo review that RadioGel™ cannot be classified as a Class I or Class I1 device, the Company will then need to submit a pre-market approval application to obtain the necessary regulatory approval as a Class III device. See also Business – Regulatory History for a discussion regarding the Company’s application for FDA approval of RadioGel™.

IsoPet Solutions

The Company’s, IsoPet Solutions division was established in May 2016 to focus on the veterinary oncology market, namely engagement of university veterinarian hospital to develop the detailed therapy procedures to treat animal tumors and ultimately use of the technology in private clinics. The Company has engaged four different university veterinarian hospitals to begin using RadioGel™ for treatment of four different cancer types in dogs and cats. Washington State University Veterinary Hospital has tested one cat to demonstrate the procedures and the absence of any significant toxicity effect. The other three centers are expected to begin therapy during the second quarter of 2017 after their internal administrative review process is completed.

These animal therapies will focus on creating labels that describe the procedures in detail as a guide to future veterinarians. The labels will be voluntarily submitted to the FDA for review. They will then be used as data for future FDA applications in the medical sector and as key intellectual property for licensing to private veterinary clinics.

The Company anticipates that future profit will be derived from direct sales of RadioGel™ and related services, and from licensing to private medical and veterinary clinics in the U.S. and internationally.

Regulatory History

RadioGel™ has a long regulatory history with the Food and Drug Administration (“FDA”). Initially, the Company submitted a presubmission (Q130140) to obtain FDA feedback about the proposed product. The FDA requested that the Company file a request for designation with the Office of Combination Products (RFD130051), which led to the determination that RadioGel™ is a device to be reviewed and regulated by the Center for Devices and Radiological Health (“CDRH”). The Company then submitted a 510(k) notice for RadioGel™ (K133368), which was found Not Substantially Equivalent due to the lack of a suitable predicate, and RadioGel™ was assigned to the Class III product code NAW (microspheres). Class III products or devices are generally the highest risk devices and are therefore subject to the highest level of regulatory review, control and oversight. Class III products or devices must typically be approved by FDA before they are marketed. Class II devices represent lower risk products or devices than Class III and require fewer regulatory controls to provide reasonable assurance of the product’s or device’s safety and effectiveness. In contrast, Class I products and devices are deemed to be lower risk than Class I or II, and are therefore subject to the least regulatory controls.

A presubmission meeting (Q140496) was held with the FDA on June 17, 2014, during which the FDA maintained that RadioGel™ should be considered a Class III device and therefore subject to pre-market approval. On December 29, 2014, the Company submitted a de novo petition for RadioGel™ (DEN140043). The de novo petition was denied by the FDA on June 1, 2015, with the FDA providing numerous comments and questions. On September 29, 2015, the Company submitted a follow-up pre-submission informational meeting request with the FDA (Q151569). At such meeting on November 9, 2015, the FDA indicated acceptance of the Company’s applied dosimetry methods and clarified the FDA’s outstanding questions regarding RadioGel™. The Company intends to prepare a new pre-submission to obtain FDA feedback on the proposed testing to address the concerns raised by the FDA staff, as well as the suitability of RadioGel™ for de novo.

In the event the FDA denies the Company’s application for de novo review, and therefore determines that RadioGel™ cannot be classified as a Class I or Class I1 device, the Company will then need to submit a pre-market approval application to obtain the necessary regulatory approval as a Class III device.

In previous FDA submittals, the Company proposed applying RadioGel™ for a very broad range of cancer therapies, referred to as Indication for Use. The FDA has requested that the Company reduce its Indications for Use. To comply with that request, the Company has expanded its Medical Advisory Board (“MAB”) and engaged doctors from respected hospitals who have evaluated the candidate cancer therapies based on three criteria: (1) potential for FDA approval and successful therapy; (2) notable advantage over current therapies; and (3) probability of wide spread acceptance by the medical community.

The MAB selected eighteen applications for RadioGel™, each of which meet the criteria described above. This large number confirms the wide applicability of the device and defines the path for future business growth. The Company intends to apply to the FDA for a single Indication for Use, followed by subsequent applications for additional Indications for Use. We anticipate that this initial application will facilitate each subsequent application for additional Indications for Use, and the testing for many of the subsequent applications could be conducted in parallel, depending on available resources.

The MAB selected the treatment of basal cell and squamous cell skin cancers for the first Indication for Use to be submitted to the FDA. According to the American Cancer Society, one out of every three new cancers diagnosed in the U.S. is a cancerous skin lesion of this type, representing 5.5 million tumors diagnosed annually. The MAB believes RadioGel™ has the potential to be the preferred treatment in a reasonable number of cases in a very large market.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements, the Company has suffered recurring losses and used significant cash in support of its operating activities and the Company’s cash position is not sufficient to support the Company’s operations. Research and development of the Company’s brachytherapy product line has been funded with proceeds from the sale of equity and debt securities as well as a series of grants. The Company requires funding of approximately $1.5 million annually to maintain current operating activities. Over the next 12 to 24 months, the Company believes it will cost approximately $5.0 million to $10.0 million to fund: (1) the FDA approval process and initial deployment of the brachytherapy products, and (2) initiate regulatory approval processes outside of the United States. The continued deployment of the brachytherapy products and a worldwide regulatory approval effort will require additional resources and personnel. The principal variables in the timing and amount of spending for the brachytherapy products in the next 12 to 24 months will be the FDA’s classification of the Company’s brachytherapy products as Class II or Class III devices (or otherwise) and any requirements for additional studies which may possibly include clinical studies. Thereafter, the principal variables in the amount of the Company’s spending and its financing requirements would be the timing of any approvals and the nature of the Company’s arrangements with third parties for manufacturing, sales, distribution and licensing of those products and the products’ success in the U.S. and elsewhere. The Company intends to fund its activities through strategic transactions such as licensing and partnership agreements or additional capital raises.

Following receipt of required regulatory approvals and financing, in the U.S., the Company intends to outsource material aspects of manufacturing, distribution, sales and marketing. Outside of the U.S., the Company intends to pursue licensing arrangements and/or partnerships to facilitate its global commercialization strategy.

In the longer-term, subject to the Company receiving adequate funding, regulatory approval for RadioGel™ and other brachytherapy products, and thereafter being able to successfully commercialize its brachytherapy products, the Company intends to consider resuming research efforts with respect to other products and technologies intended to help improve the diagnosis and treatment of cancer and other illnesses.

Based on the Company’s financial history since inception, its auditor has expressed substantial doubt as to the Company’s ability to continue as a going concern. The Company has limited revenue, nominal cash, and has accumulated deficits since inception. If the Company cannot obtain sufficient additional capital, the Company will be required to delay the implementation of its business strategy and may not be able to continue operations.

As of December 31, 2016, the Company has $27,889 cash on hand. There are currently commitments to vendors for products and services purchased, plus, the employment agreements of the CFO and other employees of the Company and the Company’s current lease commitments that will necessitate liquidation of the Company if it is unable to raise additional capital. The current level of cash is not enough to cover the fixed and variable obligations of the Company.

Assuming the Company is successful in the Company’s sales/development effort, it believes that it will be able to raise additional funds through strategic agreements or the sale of the Company’s stock to either current or new stockholders. There is no guarantee that the Company will be able to raise additional funds or to do so at an advantageous price.

The financial statements do not include any adjustments relating to the recoverability and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis and ultimately to attain profitability. The Company plans to seek additional funding to maintain its operations through debt and equity financing and to improve operating performance through a focus on strategic products and increased efficiencies in business processes and improvements to the cost structure. There is no assurance that the Company will be successful in its efforts to raise additional working capital or achieve profitable operations. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.